Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table: (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 87	$ 47	$ 154	$ 119
Exploration expenditures written off (includes dry wells and signature bonuses)	56	12	187	38
Contractual penalties	28	4	43	10
Other exploration expenses	20	2	21	2
Total expenses	191	65	405	169
Cash used in :
Operating activities	106	48	174	120
Investment activities	130	127	245	276
Total cash used	$ 236	$ 175	$ 419	$ 396